Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

May 6, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (“Trust”) File No. 811-8194 Preliminary Proxy Statement on Schedule 14A

To Whom It May Concern:

On behalf of Financial Investors Trust (the "Trust"), attached hereto for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended (the "1934 Act") are the preliminary proxy statement, form of proxy and other soliciting materials (the "Proxy Materials") relating to a special meeting of the shareholders of The Disciplined Growth Investors Fund, a series of the Trust, to be held on June 16, 2025. The Trust estimates that copies of the definitive Proxy Materials will be released to shareholders of the Trust on or around May 20, 2025.

The SEC Staff is requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP, at (303) 892-7381.

Sincerely,

/s/Brendan Hamill
Brendan Hamill
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq. Davis Graham & Stubbs LLP